SCHEDULE OF WORKING CAPITAL LOANS (Details) (Parenthetical) - SGD ($)	May 02, 2024	Apr. 26, 2024
Schedule Of Working Capital Loans Details
[custom:LongTermWorkingCapitalLoan-0]	$ 350,000	$ 500,000
Debt Instrument, Periodic Payment	$ 7,054.94	$ 10,138.50
Debt Instrument, Interest Rate, Stated Percentage	7.75%	8.00%